INCOME TAXES - Changes in deferred income tax liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in the net deferred income tax liability
Balance at beginning of year	$ (764.6)	$ (759.2)
Recognized in income	(45.2)	(16.2)
Recognized in other comprehensive income	(12.5)	(1.6)
Other	(0.1)	12.4
Balance at end of year	$ (822.4)	$ (764.6)